RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 6) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives fair value
Derivative assets	507	446
Gross derivative instruments presented on the balance sheet	(612)	(469)
Total liabilities	(105)	(23)
Derivatives instruments, excluding net investment hedges | Other current assets
Derivatives fair value
Derivative assets	395	259
Derivatives instruments, excluding net investment hedges | Intangible and Other assets
Derivatives fair value
Derivative assets	112	187
Derivatives instruments, excluding net investment hedges | Accounts payable and Other
Derivatives fair value
Gross derivative instruments presented on the balance sheet	(357)	(283)
Derivatives instruments, excluding net investment hedges | Other long-term liabilities
Derivatives fair value
Gross derivative instruments presented on the balance sheet	(255)	(186)